Dec. 31, 2015
Principal Funds, Inc.

Supplement dated March 18, 2016
to the Statutory Prospectus dated December 31, 2015

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Diversified Real Asset Fund [Member]
DIVERSIFIED REAL ASSET
Effective on or about May 31, 2016, replace the first paragraph in the Principal Investment Strategies section with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. The Fund seeks to achieve its investment objective by allocating its assets among general investment categories related to real assets and real asset companies (which include tangible assets and investments that are expected to perform well in periods of high inflation) such as the following: inflation-indexed bonds, securities of real estate companies, commodity-linked derivatives and commodity index-linked notes, U.S. treasury and agency notes and bonds, foreign currency, securities of natural resource companies, master limited partnerships (MLPs), publicly-listed infrastructure companies, floating rate debt, securities of U.S. and non-U.S. agriculture companies, and securities of U.S. and non-U.S. timber companies. The Fund purchases derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.